Expense Example - Eaton Vance Income Opportunities ETF_June 2025 - Eaton Vance Income Opportunities ETF - Eaton Vance Strategic Income Opportunities ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 166